Schedule of Fair Value Significant Unobservable Inputs (Details)	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021	Sep. 22, 2023
Probabilities of Conversion Provisions [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Risk-adjusted discount rate				100
Probabilities of Conversion Provisions [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Risk-adjusted discount rate	10		5
Probabilities of Conversion Provisions [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Risk-adjusted discount rate	90		67.5
Measurement Input, Expected Term [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Time period to maturity, years	1 year 4 months 28 days	[1]	2 years 4 months 28 days
Measurement Input, Expected Term [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Estimated timing of conversion, years	3 months	[1]	9 months
Measurement Input, Expected Term [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Estimated timing of conversion, years	1 year 4 months 28 days	[1]	2 years 4 months 28 days
Measurement Input, Discount Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Risk-adjusted discount rate	6.1		2.9	7.3

[1]	The Merger occurred on September 22, 2023, at which point the convertible notes converted into Common Stock. As such, the timing of the conversion was September 22, 2023 and the time period to maturity was no longer relevant as the notes converted.